Derivatives - Additional Information (Detail) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Apr. 30, 2010	Jul. 31, 2009	Dec. 31, 2011	Jun. 30, 2012 MmmBtu Mbbl	Dec. 31, 2011	Jun. 30, 2011 Mbbl MmmBtu	Jun. 30, 2012 Mbbl MmmBtu	Jun. 30, 2011 Mbbl MmmBtu	Dec. 31, 2011 MmmBtu Mbbl	Dec. 31, 2010 Mbbl MmmBtu	Dec. 31, 2009
Derivative [Line Items]
Amount of realized gain (loss) from cancelation before the settlement date of commodity derivative contracts											$ 27,000,000
Premiums paid for put options on oil and natural gas commodity derivative contracts	33,000,000			49,000,000	22,000,000		52,000,000		583,000,000
Volumes of natural gas production on settled derivatives (in MMMbtu)						34,438		16,106	58,080	32,178	64,457	57,160
Average contract price per MMBtu on settled derivatives						5.45		8.24	5.61	8.25	8.24	8.66
Volumes of oil production on settled derivatives (in MBbls)						2,731		1,839	5,308	3,671	7,917	4,650
Average contract price per barrel on settled derivatives						98.08		84.08	98.01	84.08	85.70	99.68
Amount of realized loss from cancelation before the settlement date of interest rate derivatives		50,000,000	74,000,000
Maximum Loss Upon All Counterparties Failing To Perform					880,000,000	1,700,000,000	880,000,000		1,700,000,000		880,000,000
Total realized gains (losses)											256,989,000	175,701,000	407,064,000
Cancelled Derivatives
Derivative [Line Items]
Total realized gains (losses)				$ 45,000,000							$ 26,752,000	$ (123,865,000)	$ 48,977,000